Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	₩ 3,100	₩ 2,081
Demand deposits and checking accounts	2,344,259	1,581,428
Time deposits	1,108,111	701,865
Other cash equivalents	1,299,174	1,229,498
Cash and cash equivalents	₩ 4,754,644	₩ 3,514,872